Leases - Schedule of right-of-use assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of quantitative information about right-of-use assets [line items]
Opening balance	$ 29,001	$ 52,955
Additions to right-of-use assets	14,060	23,476
Depreciation charge for the year	(21,509)	(47,387)
Translation differences	(59)	(43)
Closing balance	21,493	29,001
Bareboats
Disclosure of quantitative information about right-of-use assets [line items]
Opening balance	15,792	27,047
Additions to right-of-use assets	0	22,379
Depreciation charge for the year	(7,371)	(33,634)
Translation differences	0	0
Closing balance	8,421	15,792
Time charters
Disclosure of quantitative information about right-of-use assets [line items]
Opening balance	10,358	22,795
Additions to right-of-use assets	13,597	0
Depreciation charge for the year	(12,874)	(12,437)
Translation differences	0	0
Closing balance	11,081	10,358
Office rental
Disclosure of quantitative information about right-of-use assets [line items]
Opening balance	2,306	2,438
Additions to right-of-use assets	408	986
Depreciation charge for the year	(1,022)	(1,086)
Translation differences	(52)	(32)
Closing balance	1,640	2,306
Company cars
Disclosure of quantitative information about right-of-use assets [line items]
Opening balance	545	675
Additions to right-of-use assets	55	111
Depreciation charge for the year	(242)	(230)
Translation differences	(7)	(11)
Closing balance	$ 351	$ 545